Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.86867%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,405,516.75

Principal:
Principal Collections	$19,293,552.63
Prepayments in Full	$8,312,126.18
Liquidation Proceeds	$182,465.49
Recoveries	$193,819.48
Sub Total	$27,981,963.78
Collections	$29,387,480.53

Purchase Amounts:
Purchase Amounts Related to Principal	$240,975.32
Purchase Amounts Related to Interest	$1,501.06
Sub Total	$242,476.38

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$29,629,956.91

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$29,629,956.91
Servicing Fee	$407,396.07	$407,396.07	$0.00	$0.00	$29,222,560.84
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$29,222,560.84
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$29,222,560.84
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$29,222,560.84
Interest - Class A-3 Notes	$675,432.27	$675,432.27	$0.00	$0.00	$28,547,128.57
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$27,945,915.07
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,945,915.07
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$27,747,355.82
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,747,355.82
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$27,610,026.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,610,026.32
Regular Principal Payment	$25,436,626.63	$25,436,626.63	$0.00	$0.00	$2,173,399.69
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,173,399.69
Residual Released to Depositor	$0.00	$2,173,399.69	$0.00	$0.00	$0.00
Total		$29,629,956.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$25,436,626.63
Total					$25,436,626.63

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,436,626.63	$49.01	$675,432.27	$1.30	$26,112,058.90	$50.31
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$25,436,626.63	$16.11	$1,612,534.52	$1.02	$27,049,161.15	$17.13

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$180,919,357.02	0.3485653	$155,482,730.39	0.2995583
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$417,039,357.02	0.2641262	$391,602,730.39	0.2480162

Pool Information
Weighted Average APR	3.638%	3.663%
Weighted Average Remaining Term	31.16	30.46
Number of Receivables Outstanding	26,968	26,056
Pool Balance	$488,875,286.11	$460,493,946.07
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$451,214,595.45	$425,352,248.72
Pool Factor	0.2801091	0.2638476

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$35,141,697.35
Targeted Overcollateralization Amount	$68,891,215.68
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$68,891,215.68

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		104	$352,220.42
(Recoveries)		90	$193,819.48
Net Loss for Current Collection Period			$158,400.94
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.3888%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7287%
Second Prior Collection Period			0.8771%
Prior Collection Period			0.5478%
Current Collection Period			0.4004%
Four Month Average (Current and Prior Three Collection Periods)			0.6385%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,193	$11,991,504.25
(Cumulative Recoveries)			$1,874,544.54
Cumulative Net Loss for All Collection Periods			$10,116,959.71
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5797%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,468.08
Average Net Loss for Receivables that have experienced a Realized Loss			$4,613.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.60%	270	$7,354,989.08
61-90 Days Delinquent	0.21%	41	$945,055.09
91-120 Days Delinquent	0.06%	12	$292,954.34
Over 120 Days Delinquent	0.20%	31	$923,506.33
Total Delinquent Receivables	2.07%	354	$9,516,504.84

Repossession Inventory:
Repossessed in the Current Collection Period		13	$391,982.22
Total Repossessed Inventory		17	$508,417.66

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3167%
Prior Collection Period			0.2818%
Current Collection Period			0.3224%
Three Month Average			0.3070%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4694%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	March 2025
Payment Date	4/15/2025
Transaction Month	31

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	61	$1,848,599.36
2 Months Extended	123	$3,701,584.91
3+ Months Extended	24	$733,790.70

Total Receivables Extended	208	$6,283,974.97
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer